INCOME TAXES - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income before income taxes
Income before income taxes	$ 304,400	$ 143,934	$ 83,251
Current tax
Current tax	18,375	(38,261)	119,875
Deferred tax
Deferred tax	43,594	79,212	(101,899)
Total income tax expense
Total income tax expense	61,969	40,951	17,976
Canada
Income before income taxes
Income before income taxes	10,570	(30,524)	57,922
Current tax
Current tax	(1,846)	346	610
Deferred tax
Deferred tax	12,117	(6,464)	6,366
Total income tax expense
Total income tax expense	10,271	(6,118)	6,976
United States
Income before income taxes
Income before income taxes	61,377	(33,205)	(74,002)
Current tax
Current tax	(14,786)	(54,482)	96,172
Deferred tax
Deferred tax	32,696	67,426	(74,562)
Total income tax expense
Total income tax expense	17,910	12,944	21,610
PRC
Income before income taxes
Income before income taxes	178,050	173,266	152,588
Current tax
Current tax	27,285	(7,383)	29,181
Deferred tax
Deferred tax	2,653	23,452	(31,731)
Total income tax expense
Total income tax expense	29,938	16,069	(2,550)
Japan
Income before income taxes
Income before income taxes	27,555	28,164	7,981
Current tax
Current tax	5,325	31,266	3,381
Deferred tax
Deferred tax	(3,381)	(4,499)	361
Total income tax expense
Total income tax expense	1,944	26,767	3,742
United Kingdom
Income before income taxes
Income before income taxes	29,977	403	(25,781)
Current tax
Current tax	696		(206)
Deferred tax
Deferred tax	915	(353)
Total income tax expense
Total income tax expense	1,611	(353)	(206)
Others
Income before income taxes
Income before income taxes	(3,129)	5,830	(35,457)
Current tax
Current tax	1,701	(8,008)	(9,263)
Deferred tax
Deferred tax	(1,406)	(350)	(2,333)
Total income tax expense
Total income tax expense	$ 295	$ (8,358)	$ (11,596)